INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2019
INCOME TAX EXPENSE [abstract]
Disclosure of income tax expense

33         INCOME TAX EXPENSE

In 2017, 2018 and 2019, the applicable income tax rate of the Company was 25%.

An analysis of the current year income tax expense is as follows:

	2017	2018	2019
	RMB’000	RMB’000	RMB’000

Current income tax	355,579	435,991	357,576
Deferred income tax (Note 12)	(20,215)	(146,225)	(96,448)
	335,364	289,766	261,128

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the tax rate of the home country of the Company as follows:

	2017	2018	2019
	RMB’000	RMB’000	RMB’000

Profit before tax	1,347,132	1,068,800	1,009,092

Tax calculated at the statutory rate of 25% (2017 and 2018: 25%)	336,783	267,200	252,273
Effect of expenses not deductible for tax purposes	663	19,647	2,921
Effect of income not subject to tax	(3,354)	(3,432)	(1,762)
Tax losses for which no deferred tax asset was recognized	5,561	9,098	11,249
Adjustments for current tax of prior periods	(3,886)	(2,335)	(2,410)
Utilization of previously unrecognized tax losses	(403)	(412)	(1,143)
Income tax expense	335,364	289,766	261,128